GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.1 - Schedule 6

Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXX	Original_Collateral_Value	XXX	XXX	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	2 Family	FALSE
XXXX	XXXX	Property_State	XXX	XXX	FALSE
XXXX	XXXX	Property_Type	CONDO	1 Family Attached	FALSE
XXXX	XXXX	Property_Type	SINGLE FAMILY	2 Family	FALSE
XXXX	XXXX	Property_State	XXX	XXX	FALSE
XXXX	XXXX	Property_Type	CONDO	1 Family Attached	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	Original_Collateral_Value	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE